Mobile Financial Services activities (Tables)	6 Months Ended
Jun. 30, 2023
Mobile Financial Services activities
Schedule of financial assets and liabilities

(in millions of euros)	Orange	o/w telecom	Note	o/w Mobile	Note	o/w eliminations
	consolidated	activities		Financial		telecom
	financial			Services		activities / mobile
	statements					financial services
Non-current financial assets related to Mobile Financial Services activities	539	—		539	12.1.1	—
Non-current financial assets	1,002	1,030	10.5	—		(27)	(1)
Non-current derivatives assets	1,155	1,050	10.3	105		—
Current financial assets related to Mobile Financial Services activities	3,262	—		3,271	12.1.1	(9)
Current financial assets	3,342	3,343	10.5	—		(1)
Current derivatives assets	113	113	10.3	—		—
Cash and cash equivalents	6,022	5,890	10.3	133		—

Non-current financial liabilities related to Mobile Financial Services activities	69	—		96	12.1.2	(27)	(1)
Non-current financial liabilities	31,786	31,786	10.3	—		—
Non-current derivatives liabilities	341	305	10.3	35		—
Current financial liabilities related to Mobile Financial Services activities	3,447	—		3,447	12.1.2	(1)
Current financial liabilities	5,651	5,660	10.3	—		(9)
Current derivatives liabilities	51	51	10.3	—		—

(1)	Loan granted by Orange SA to Orange Bank.

Schedule of financial assets related to banking activities

(in millions of euros)	June 30, 2023			December 31, 2022
	Non-current	Current	Total	Total
Financial assets at fair value through other comprehensive income that will not be reclassified to profit or loss	3	—	3	3
Investments securities	3	—	3	3
Financial assets at fair value through other comprehensive income that may be reclassified to profit or loss	266	5	271	296
Debt securities	266	5	271	296
Financial assets at fair value through profit or loss	45	—	45	50
Investments at fair value	—	—	—	—
Cash collateral paid	37	—	37	42
Other	8	—	8	8
Financial assets at amortized cost	225	3,248	3,474	3,021
Fixed-income securities	225	1	226	310
Loans and receivables to customers	—	2,486	2,486	2,517
Loans and receivables to credit institutions	—	762	762	191
Other	—	—	—	2
Total financial assets related to Orange Bank activities	539	3,254	3,793	3,370